Equity share capital and share premium (Details) € in Millions			12 Months Ended
	Dec. 02, 2025 USD ($) shares	Dec. 02, 2025 EUR (€) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)
Disclosure of classes of share capital [line items]
At December 31, 2024			$ 267,000,000
Redemption of preferred shares (Note 18)			(289,000,000)
At December 31, 2025			7,000,000
Share premium.			5,989,000,000	$ 5,989,000,000
Equity share capital
Disclosure of classes of share capital [line items]
At December 31, 2024			267,000,000
Redemption of preferred shares (Note 18)			(260,000,000)
At December 31, 2025			$ 7,000,000
Preferred shares
Disclosure of classes of share capital [line items]
Percentage of Cumulative Preferred Shares	9.00%	9.00%	9.00%
At December 31, 2024 (shares) | shares			56,300,000
Redemption and cancellation of preferred shares | shares	(56,306,306)	(56,306,306)	(56,300,000)
At December 31, 2024			$ 260,000,000
Redemption of preferred shares (Note 18)	$ (289,000,000)	€ (250)	$ (260,000,000)
Ordinary shares
Disclosure of classes of share capital [line items]
At December 31, 2024 (shares) | shares			597,700,000
At December 31, 2025 (shares) | shares			597,700,000
At December 31, 2024			$ 7,000,000